Accounts Receivable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	$ (2,828,796)	$ 0
Additions charged to bad debt expense	(145,512)	(2,825,124)
Write-off of bad debt allowance	(89,851)	0
Disposal of Zhong Hai Shi Xun	2,880,811	0
Acquisition of WAG	0	(3,672)
Balance at the end of the year	$ (3,646)	$ (2,828,796)